Note 14 - Preferred Shares (Details Textual) - USD ($)							12 Months Ended				24 Months Ended
	Dec. 16, 2021	Jan. 30, 2021	Jan. 29, 2021	Jun. 19, 2019	Jan. 29, 2019	Jan. 27, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2021	May 30, 2018
Preferred Stock, Shares Authorized (in shares)								20,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)								$ 0.01
Payments for Repurchase of Redeemable Preferred Stock							$ (0)	$ 16,606,000	$ (0)
Preferred Deemed Dividend							(0)	665,287	(0)
Dividends, Preferred Stock, Total								1,085,902	1,573,874
Dividends, Paid-in-kind, Total							$ 0	0	1,219,048
Series B Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock						$ 29,000,000
Preferred Stock, Redemption Price Per Share (in dollars per share)						$ 1,000
Preferred Stock, Shares Issued, Total (in shares)												19,042
Preferred Stock, Dividend Rate, Percentage		14.00%	14.00%	8.00%	40.00%					9.25%	12.00%
Preferred Stock Convertible Initial Conversion Price (in dollars per share)					$ 31.64
Payments for Repurchase of Redeemable Preferred Stock	$ 13,606,000		$ 3,000,000.0	$ 4,300,000
Preferred Deemed Dividend	$ 545,287		$ 120,000
Dividends, Preferred Stock, Total									1,573,874
Dividends, Preferred Stock, Cash								$ 1,085,902	354,826
Dividends, Paid-in-kind, Total									$ 1,219,048
Series B Preferred Stock [Member] | Maximum [Member]
Preferred Stock, Dividend Rate, Percentage					5.00%
TCP [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						25,000
Preferred Friends Investment Company, Inc [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)						5,700